Taxes (Details) - Schedule of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Income Tax Provision Benefit [Abstract]
Current		$ 3,469	$ 569,974
Deferred	(17,562)
Total	$ (17,562)	$ 3,469	$ 569,974